Earnings Per Share - Schedule of Computation of Basic and Dilutive Net Loss Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net income (loss) attributable to common shareholders (in Dollars)	$ 4,299,052	$ (6,547,412)	$ (47,547,768)	$ (15,638,589)
Denominator:
Weighted-average common shares outstanding	36,369,224	21,115,617	25,257,473	16,154,794
Net income (loss) per share – basic: (in Dollars per share)	$ 0.12	$ (0.31)	$ (1.88)	$ (0.97)
Numerator:
Net income (loss) attributable to common and common equivalent shareholders (in Dollars)	$ 4,299,052	$ (6,547,412)
Denominator:
Weighted-average common stock outstanding	36,369,224	21,115,617	25,257,473	16,154,794
Stock options, warrants, Earn-Out Liability, and convertible notes outstanding to purchase shares of common stock	214,441
Total common and common equivalent shares outstanding	36,583,665	21,115,617	25,257,473	16,154,794
Net income (loss) per share – diluted: (in Dollars per share)	$ 0.12	$ (0.31)	$ (1.88)	$ (0.97)